Taxes - Demonstration of Income Tax and Social Contribution Expense (Parenthetical) (Detail)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Major components of tax expense (income) [abstract]
Current IRPJ and CSLL rate	50.00%	45.00%